Nature of Operations - Additional information (Details) (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 08, 2020	Dec. 31, 2019
Nature Of Business [Line Items]
Amounts investors agreed to subscribe for and purchase common stock			$ 350,000
Aggregate purchase price payable to stockholders of HydraFacial			975,000
Stockholders of HydraFacial entitled to receive contingent consideration from Vesper			$ 75,000
Outstanding indebtedness under credit facility	$ 216,024	$ 218,472		$ 180,850
Liquidity covenant required to maintain HydraFacial's Credit Facility	$ 5,000